Income Tax (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2022
Income Tax (Details) [Line Items]
Operating loss carryovers	$ 173,802
Valuation allowance	$ 116,781
DIGERATI TECHNOLOGIES, INC [Member]
Income Tax (Details) [Line Items]
Net operating loss carryforwards		$ 26,356,740
Effective corporate flat tax rate		21.00%
Valuation allowance		$ 2,292,142